Share-based payment arrangements - Significant Subsidiary Plans - Vedanta 2010 Plan (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) yr $ / shares shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2018 USD ($) yr $ / shares
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	6.11	5.81	6.08
Expected volatility	41.25%	35.68%	44.18%
Risk-free interest rate	0.53%	1.85%	2.79%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	$ 1.72	$ 2.23	$ 0.96
Share price at grant date | $ / shares	$ 4.30	$ 2.57	$ 2.05
Share-based payment expense	$ 10,718,000	$ 14,468,000	$ 12,637,000
Vedanta [Member]
Significant Subsidiary Plan [Line Items]
Expected dividend yield	$ 0	0	$ 0
Share price at grant date | $ / shares	$ 19.59		$ 14.66
Vedanta [Member] | Stock Incentive Plan [Member]
Significant Subsidiary Plan [Line Items]
Share approved for issuance | shares	2,145,867
Shares remaining available for issuance | shares	178,929
Share-based payment expense	$ 2,400,000	$ 1,700,000	$ 2,100,000
Bottom of range [member] | Vedanta [Member]
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	6.00	5.86	6.03
Expected volatility	89.24%	89.24%	91.60%
Risk-free interest rate	0.32%	1.73%	2.65%
Grant date fair value	$ 13.09	$ 14.12	$ 11.21
Share price at grant date | $ / shares		$ 18.71
Top of range [member] | Vedanta [Member]
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	10.00	6.07	6.16
Expected volatility	95.46%	95.46%	92.56%
Risk-free interest rate	0.87%	1.88%	2.78%
Grant date fair value	$ 16.54	$ 15.61	$ 11.26
Share price at grant date | $ / shares		$ 19.94